Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses and other current assets

(12) Prepaid expenses and other current assets

As of December 31, 2020, 2019 and 2018, prepaid expenses and other current assets are as follows:

	December 31,
	2020	2019	2018
Advances to suppliers of inventories	$613,188	628,286	704,563
Prepaid expenses for services	303,345	280,950	217,074
Prepaid expenses for insurance and sureties	74,565	128,178	129,582
Other current assets	230,157	189,782	80,651
Total	$1,221,255	1,227,196	1,131,870